SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) $ in Thousands	12 Months Ended
Dec. 31, 2018 USD ($)
Short-term leases	$ 59,000
Decrease in financing cash flows	$ 521,000
Useful life of intangible asset	The estimate of the new useful life is 5 years, equivalent to the period necessary to complete the change of image.
Other Non-Current Financial Asset Or Liability [Member]
Hedging derivatives maturity terms	12 Months
Other Current Financial Asset Or Liability [Member]
Hedging derivatives maturity terms	12 Months
Trade Marks [Member]
Useful life of intangible asset	5 Years
Top of range [Member]
Proportion of voting rights held in associate	50.00%
Top of range [Member] | Computer Software [Member]
Useful life of intangible asset	10 Years
Bottom of range [Member]
Proportion of voting rights held in associate	20.00%
Bottom of range [Member] | Computer Software [Member]
Useful life of intangible asset	3 Years
Subsequent Event [Member]
Right-of-use assets	$ 2,512,000
Lease liabilities	2,820,000
Plant and Equipment [Member]
Non-cancellable operating lease	3,581,000
Other Property, Plants and Equipment [Member]
Non-cancellable operating lease	161,000
IFRS 15 [Member]
Performance obligations	60,800
Reclassification of performance obligations	16,800
IFRS 15 [Member] | Contract Costs [Member]
Commissions expenses	22,000
Traveling expenses	15,600
Reclassification of commissions expenses	16,800
IFRS 15 [Member] | Contract Liabilities [Member]
Ground transportation service	15,600
Traveler's checks	6,600
IFRS 9 [Member]
Increase in provision for impairment losses	$ 11,100